UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   "Washington, DC 20549"

                           FORM 13F
                     FORM 13F COVER PAGE

        Report for the Quarter Ended: March 31, 2001

Check here if Amendment:  [x] Amendment Number [1]
This Amendment            [ ] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Advisory Research, Inc.
Address:  180 North Stetson, Suite 5500
          Chicago, IL  60601

13F File Number:  028-05637

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the Reporting Manager:

Name:  Brien O'Brien
Title: President
Phone: 312-565-1414

Signature, Place and Date of Signing:
/s/ Brien O'Brien, President                   July 20,2007
-------------------------------            -----------------------
   Signature / Title                                 Date

Note: This amendment reflects an administrative change to incorporate the cover page with the filing. This amendment does not contain changes to the numerical data below.

Report Type:

[ X] 13F HOLDINGS REPORT. Securities with an aggregate market value of $200,000 and above are reported in this report.

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT



                             FORM 13F SUMMARY PAGE
                             ADVISORY RESEARCH INC.

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      33524854
Form 13F Information Table Total Value (K):  589674 (K)

List of Other Managers:
NONE





        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   "Washington, DC 20549"

                           FORM 13F
                  FORM 13F HOLDINGS REPORT
       Report for the Quarter Ended: March 31, 2001


              "ADVISORY RESEARCH, INC. FORM 13F INFOMRATION TABLE"

NAME OF ISSUER   TITLE    CUSIP       VALUE   SH/P    INV     VOTE
                OF CLASS               (K)    AMT     DSC     AUTH
AAR CORP         COMMON   000361105   4300    337000  SOLE    SOLE
AAR CORP         COMMON   000361105   4300    337000  SOLE    SOLE
ALASKA AIR GRP   COMMON   011659109   8283    322282  SOLE    SOLE
ALLIANCE BANC    COMMON	  01852J105   2676    106255  SOLE    SOLE
AMERICAN EXPRESS COMMON   025816109   451     10920   SOLE    SOLE
AMRICN FIN HLDGS COMMON   026075101   10642   497880  SOLE    SOLE
AMRICN HOME PROD COMMON   026609107   265     4505    SOLE    SOLE
AMERICAN INTL    COMMON   026874107   5627    69901   SOLE    SOLE
AMGEN INC        COMMON   031162100   285     4734    SOLE    SOLE
APACHE CORP      COMMON	  037411105   430     7461    SOLE    SOLE
APRTMNT INV MNGT CL A     03748R101   2817    63377   SOLE    SOLE
A T & T          COMMON   001957109   1272    59725   SOLE    SOLE
AUTO DATA PROC   COMMON   053015103   2854    52488   SOLE    SOLE
AVIALL INC       COMMON   05366B102   3676    552835  SOLE    SOLE
AVNET INC        COMMON   053807103   6426    313483  SOLE    SOLE
BANK OF AMERICA  COMMON	  060505104   763     13929   SOLE    SOLE
BAXTER INTL INC  COMMON   071813109   2489    26442   SOLE    SOLE
BAYVIEW CAP CORP COMMON   07262L101   5889    1242500 SOLE    SOLE
BCE INC          COMMON   05534B109   3824    169895  SOLE    SOLE
BERKSHIRE HATH   COMMON   084670108   327     5       SOLE    SOLE
BERKSHIRE HATH   CL B     008467020   4163    1913    SOLE    SOLE
BLAIR CORP       COMMON	  092828102   6681    390713  SOLE    SOLE
BOCA RESORTS     CL A     09688T106   6406    552268  SOLE    SOLE
BOISE CASCADE    COMMON	  097383103   11456   364839  SOLE    SOLE
BP AMOCO P L C   ADR SPO  055622104   2796    56359   SOLE    SOLE
BRISTOL MYRS SQB COMMON   110122108   267     4498    SOLE    SOLE
BROOKLINE BANC   COMMON	  113739106   7938    599079  SOLE    SOLE
BURLINGTON COAT  COMMON   121579106   3983    202200  SOLE    SOLE
CAPITAL TRUST    COMMON	  14052H100   4299    977000  SOLE    SOLE
CAPITOL FED FNCL COMMON   14057C106   1434    90000   SOLE    SOLE
CARDINAL HEALTH  COMMON   141494108   10249   158904  SOLE    SOLE
CATALINA MKTING  COMMON   148867104   3505    107630  SOLE    SOLE
CATERPILLAR INC  COMMON   149123101   3154    71063   SOLE    SOLE
CELERITEK INC    COMMON   150926103   11903   933584  SOLE    SOLE
CHARMING SHOPPES COMMON	  161133103   13514   2605043 SOLE    SOLE
CITIGROUP INC    COMMON	  172967101   5681    126309  SOLE    SOLE
CITIZENS COMMUN  CL B     177342201   21704   1715755 SOLE    SOLE
COCA COLA CO     COMMON   191216100   1809    40052   SOLE    SOLE
COLGATE PALMOLV  COMMON   194162103   2252    40756   SOLE    SOLE
COMMONWEALTH TEL COMMON   203349105   2149    62300   SOLE    SOLE
COMMUNITY SVGS   COMMON	  204037105   3441    239400  SOLE    SOLE
DAISYTEK INTL    COMMON   234053106   10854   1389350 SOLE    SOLE
DELL COMPUTER    COMMON   247025109   224     8705    SOLE    SOLE
DELUXE CORP      COMMON   248019101   6774    286206  SOLE    SOLE
DEVRY INC        COMMON   251893103   333     11100   SOLE    SOLE
DOBSON COMMUN    COMMON   256069105   1237    74700   SOLE    SOLE
DOW JONES & CO   COMMON   260561105   1524    29109   SOLE    SOLE
DUKE ENERGY      COMMON	  264399106   395     9242    SOLE    SOLE
EMERSON ELEC     COMMON	  291011104   2025    32664   SOLE    SOLE
EQUITY RES PTYS  CONV E   29476L883   2754    94950   SOLE    SOLE
EQUITY RES PTYS  SH BEN   29476L107   741     14250   SOLE    SOLE
EVERGREEN RES    COMMON	  299900308   41011   1084670 SOLE    SOLE
EXXON MOBIL      COMMON	  30231G102   491     6060    SOLE    SOLE
FARM FAMILY HLDG COMMON   307901108   4800    109500  SOLE    SOLE
FED AGRIC MTG    CL C     313148306   2275    95800   SOLE    SOLE
FED HOME LN MTG  COMMON   313400301   215     3312    SOLE    SOLE
FED NATL MTG     COMMON	  313586109   311     3904    SOLE    SOLE
FINISH LINE INC  CL A     317923100   8103    1246546 SOLE    SOLE
FIRSTFED FINCL   COMMON   337907109   3326    118800  SOLE    SOLE
FPL GROUP INC    COMMON	  302571104   213     3471    SOLE    SOLE
GANNETT INC      COMMON   364730101   1860    31152   SOLE    SOLE
GAP INC          COMMON   364760108   2994    126216  SOLE    SOLE
GENERAL ELEC     COMMON	  369604103   3997    95492   SOLE    SOLE
GENERAL MLS      COMMON	  370334104   288     6693    SOLE    SOLE
GREKA ENERGY     COMMON   397637109   2168    145727  SOLE    SOLE
GUIDANT CORP     COMMON   401698105   1749    38876   SOLE    SOLE
HASBRO INC       COMMON   418056107   7280    564344  SOLE    SOLE
HEWLETT PACKARD  COMMON	  428236103   1555    49727   SOLE    SOLE
HOUSEHOLD INTL   COMMON   441815107   6244    105408  SOLE    SOLE
HUGOTRON RTY     COMMON   444717102   542     35000   SOLE    SOLE
ILLINOIS TOOLWKS COMMON   452308109   1793    31549   SOLE    SOLE
INTEL CORP       COMMON   458140100   314     11948   SOLE    SOLE
IBM              COMMON	  459200101   2109    21931   SOLE    SOLE
JAKKS PAC INC    COMMON   47012E106   7315    688510  SOLE    SOLE
JEFFERIES GROUP  COMMON	  472319102   18140   628773  SOLE    SOLE
JOHNSON&JOHNSON  COMMON   478160104   2182    24951   SOLE    SOLE
KEY PRODTN INC   COMMON   493138101   7019    338249  SOLE    SOLE
LEUCADIA NATL    COMMON   527288104   4346    135100  SOLE    SOLE
LILLY ELI & CO   COMMON   532457108   231     3018    SOLE    SOLE
MAF BANCORP      COMMON	  55261R108   12382   452318  SOLE    SOLE
MARQUETTE BANK   COMMON   571998103   351     500     SOLE    SOLE
MARSHALL&ILSLEY  COMMON	  571834100   1132    21438   SOLE    SOLE
MEDTRONIC INC    COMMON   585055106   5592    122263  SOLE    SOLE
MEDIMMUNE INC    COMMON   584699102   203     5652    SOLE    SOLE
MERCK & CO INC   COMMON   589331107   644     8479    SOLE    SOLE
MINNESOTA MNG    COMMON	  604059105   402     3873    SOLE    SOLE
MONY GROUP INC   COMMON	  615337102   23559   709617  SOLE    SOLE
NASDAQ 100 TR    SER 1    631100104   688     17584   SOLE    SOLE
NOKIA CORP       COMMON   654902204   3480    144990  SOLE    SOLE
NORTHERN TRUST   COMMON   665859104   5220    83527   SOLE    SOLE
OMNICOM GROUP    COMMON   681919106   2834    34195   SOLE    SOLE
ORACLE CORP      COMMON	  68389X105   297     19833   SOLE    SOLE
PBOC HLDGS       COMMON	  69316G108   7563    768300  SOLE    SOLE
PEPSICO INC      COMMON   713448108   2552    58065   SOLE    SOLE
PFIZER INC       COMMON	  717081103   6524    159318  SOLE    SOLE
PHILLIPS PETE CO COMMON   718507106   775     14080   SOLE    SOLE
PICO HLDGS INC   COMMON	  693366205   2246    160400  SOLE    SOLE
PIONEER NAT RES  COMMON   723787107   17510   1115290 SOLE    SOLE
PLAINS ALL AMER  COMMON   726503105   524     23500   SOLE    SOLE
PLAINS RES INC   COMMON   726540503   21538   1025607 SOLE    SOLE
PLAINS RES INC   SER H    2992980     10686   15266   SOLE    SOLE
PRICE COMMUN     COMMON	  741437305   5900    342848  SOLE    SOLE
PRIMA ENERGY     COMMON	  741901201   1879    62000   SOLE    SOLE
PROGRESS ENERGY  COMMON   743263105   285     6620    SOLE    SOLE
PSS WORLD MED    COMMON   69366A100   3764    842250  SOLE    SOLE
ROYAL DUTCH PETE COMMON	  780257804   252     4539    SOLE    SOLE
RURAL CELLULAR   CL A     781904107   5365    199173  SOLE    SOLE
SBC COMMUN       COMMON	  78387G103   260     5833    SOLE    SOLE
SCHERING PLOUGH  COMMON   806605101   220     6026    SOLE    SOLE
SCHNITZER STL    CL A     806882106   2976    238100  SOLE    SOLE
SCHULMAN A INC   COMMON   808194104   1194    100000  SOLE    SOLE
SCHWAB CHARLES   COMMON	  808513105   743     48182   SOLE    SOLE
SEACOAST FINL    COMMON   81170Q106   4927    353500  SOLE    SOLE
SPDR TR          UNIT SER 78462F103   2452    21012   SOLE    SOLE
STIFEL FINL      COMMON	  860630102   2117    176461  SOLE    SOLE
STRYKER CORP     COMMON   863667101   3136    60012   SOLE    SOLE
SUN MICROSYSTMS  COMMON	  866810104   416     27039   SOLE    SOLE
SYSCO CORP       COMMON   871829107   208     7840    SOLE    SOLE
TERADYNE INC     COMMON   880770102   1391    42138   SOLE    SOLE
TIMKEN CO        COMMON	  887389104   9659    617203  SOLE    SOLE
TRIBUNE CO NEW   COMMON	  896047107   935     22940   SOLE    SOLE
UBIQUITEL INC    COMMON   903474302   1620    281800  SOLE    SOLE
UNITED TECH      COMMON   913017109   2363    32238   SOLE    SOLE
UNITRIN INC      COMMON   913275103   473     13000   SOLE    SOLE
US UNWIRED INC   COMMON   90338R104   568     84170   SOLE    SOLE
USEC INC         COMMON   90333E108   16876   1962326 SOLE    SOLE
VRGINIA CAP BANC COMMON   927758102   2950    162200  SOLE    SOLE
VISTEON CORP     COMMON   92839U107   20147   1339569 SOLE    SOLE
WALGREEN CO      COMMON   931422109   6509    159540  SOLE    SOLE
WELLMAN INC      COMMON   949702104   567     3100    SOLE    SOLE
WELLSFORD RL PTY COMMON	  950240101   3938    240830  SOLE    SOLE
WESTCORP INC     COMMON   957907108   901     51800   SOLE    SOLE
WILLIAMS COS INC COMMON   969457100   5942    138659  SOLE    SOLE
XCEL ENERGY INC  COMMON   98389B100   227     7526    SOLE    SOLE
TOTAL                                589674  33524854